PENSION BENEFITS (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Pension Benefits Tables
Schedule of net periodic benefit cost

Components of Net Periodic Pension Cost:

	Three Months Ended		Six Months Ended
	04/30/13	04/30/12	04/30/13	04/30/12

Service Cost	$14,231	$12,276	$28,462	$24,552
Interest Cost	87,653	96,235	175,306	192,470
Expected return on plan assets	(109,836)	(102,812)	(219,672)	(205,624)

Net amortization and deferral:
Amortization of accumulated loss	127,775	83,568	255,551	167,136
Net amortization and deferral	127,775	83,568	255,551	167,136
Total net periodic pension cost	$119,823	$89,267	$239,647	$178,534

Schedule of assumptions

Weighted Average Assumptions	10/31/12	10/31/11	10/31/10
Discount Rates used to determine net periodic pension cost as of October 31, 2012, 2011 and 2010	4.48%	5.26%	5.67%
Expected long-term rates of return on assets	7.50%	7.50%	7.50%
Rates of increase in compensation levels	N/A	N/A	N/A

Schedule of changes in benefit obligations

Change in Benefit Obligation	10/31/12	10/31/11
Benefit obligation at beginning of year	$8,765,206	$7,583,064
Service cost (net of expenses)	49,106	55,788
Interest cost	384,941	391,258
Curtailment	0	0
Actuarial loss	1,347,138	1,010,136
Benefits paid	(344,797)	(275,040)
Benefit obligation at end of year	$10,201,594	$8,765,206

Schedule of change in plan assets

Change in Plan Assets	10/31/12	10/31/11
Fair value of plan assets at beginning of year	$5,452,890	$4,869,192
Actual return on plan assets	359,371	267,951
Employer contributions	564,358	637,600
Benefits paid	(344,797)	(275,040)
Administrative expenses	(71,192)	(46,813)
Fair value of plan assets at end of year	$5,960,630	$5,452,890

Schedule of funded status of the plan
Reconciliation of Funded Status of the Plan	10/31/12	10/31/11
Funded status at end of year	($4,240,964)	($3,312,316)
Unrecognized transition obligation	0	0
Unrecognized net prior service cost	0	0
Unrecognized net actuarial loss	4,960,745	3,824,812
Net amount recognized at end of year	$719,781	$512,496

Schedule of amounts recognized in the combined balance sheet
Amounts Recognized in the Combined Balance Sheet	10/31/12	10/31/11
Accrued pension expense	($4,240,964)	($3,312,316)
Accumulated other comprehensive loss (pre-tax)	4,960,745	3,824,812
Net amount recognized	$719,781	$512,496

Schedule of accumulated benefit obligations in excess of plan assets
Additional Year-End Information for Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets	10/31/12	10/31/11
Projected benefit obligation	$10,201,594	$8,765,206
Accumulated benefit obligation	$10,201,594	$8,765,206
Fair value of plan assets	$5,960,630	$5,452,890

Schedule of amounts recognized in accumulated other comprehensive loss
Amounts Recognized in Accumulated Other Comprehensive Loss	10/31/12	10/31/11
Net actuarial loss	$4,960,745	$3,824,812
Prior service cost	0	0
Unrecognized net initial obligation	0	0
Total (before tax effects)	$4,960,745	$3,824,812

Schedule of net periodic benefit cost
Components of Net Periodic Benefit Cost	10/31/12	10/31/11	10/31/10
Service cost	$49,106	$55,788	$186,427
Interest cost	384,941	391,258	415,441
Expected return on plan assets	(411,247)	(369,382)	(316,795)
Amortization of transition obligation	0	0	2,868
Amortization of prior service cost	0	0	274
Amortization of accumulated loss	334,273	200,829	268,919
Total net periodic benefit expense	$357,073	$278,493	$557,134

Schedule of other changes in plan assets and benefit obligations recognized in other comprehensive loss

Other changes in plan assets and benefit obligations recognized in other comprehensive loss	10/31/12	10/31/11
Net loss	$1,470,206	$1,111,567
Recognized net actuarial loss	(334,273)	(200,829)
Prior service cost (credit)	0	0
Recognized prior service (cost) credit	0	0
Recognized net transition (obligation) asset	0	0
Total recognized in other comprehensive loss (before tax effects)	$1,135,933	$910,738

Total recognized in net periodic benefit cost and other comprehensive income (before tax effects)	$1,493,006	$1,189,231

Schedule of amounts expected to be recognized into net periodic costs in the coming year

Amounts expected to be recognized into net periodic cost in the coming year	10/31/12	10/31/11
Loss recognition	$511,101	$334,273
Prior service cost recognition	$0	$0
Net initial obligation/(asset) recognition	$0	$0

Schedule of estimated future benefit payments

Estimated Future Benefits Payments	Fiscal Year	Benefits
	2013	$366,113
	2014	$376,461
	2015	$396,040
	2016	$479,580
	2017	$530,877
	2018-2022	$2,772,082

Schedule of assumptions used - benefit obligations

Weighted Average Assumptions	For Determination of:
	Benefit Obligations as of October 31, 2012	Benefit Obligations as of October 31, 2011
Discount rate	3.50%	4.48%
Rate of compensation increase	N/A	N/A

Schedule of weighted-average asset allocations

Weighted-Average Asset Allocations	10/31/12	10/31/11
Asset Category
Equity	49.77%	62.86%
Fixed Income	46.93%	35.92%
Cash Equivalents	3.30%	1.22%
Total	100.00%	100.00%

Schedule of fair value of plan assets

   Information about the Plan’s fair value levels follows as at October 31, 2012:

	Level 1	Level 2	Level 3	Total
Money Market Fund	$196,903			$196,903
Common Collective Trust Funds:
Aggressive Growth Portfolio		$871,332		$871,332
Long Duration Portfolio		748,353		748,353
Strategic Bond Portfolio		702,525		702,525
Intermediate Fixed Income Portfolio		677,165		677,165
Short Duration Portfolio		669,261		669,261
Large Company Value Portfolio		499,757		499,757
Fundamental Value Portfolio		481,368		481,368
International Core Portfolio		266,037		266,037
International Value Portfolio		257,014		257,014
Small Company Growth Portfolio		153,363		153,363
Small Company Value Portfolio		147,235		147,235
Mid-Cap Growth Portfolio		146,285		146,285
Mid-Cap Fundamental Value Portfolio		144,032		144,032
Guaranteed Investment Contract			$0	0
Total	$196,903	$5,763,727	$0	$5,960,630

	GIC Portfolio	Assets at Fair Value
Balance, beginning of year	$172,894	$172,894
Purchases, sales, issuances and settlements, net	(172,894)	(172,894)
Balance, end of year	$0	$0

Information about the Plan’s fair value levels follows as at October 31, 2011:

	Level 1	Level 2	Level 3	Total
Money Market Fund	$66,594			$66,594
Common Collective Trust Funds:
Strategic Bond Portfolio		$614,794		614,794
Long Duration Portfolio		610,900		610,900
Intermediate Fixed Income Portfolio		559,924		559,924
Strategic Growth Portfolio		429,711		429,711
Large Company Domestic Growth Portfolio		428,527		428,527
Fundamental Value Portfolio		426,977		426,977
Large Company Value Portfolio		431,316		431,316
International Core Portfolio		344,025		344,025
International Value Portfolio		335,582		335,582
Small Company Growth Portfolio		259,632		259,632
Mid-Cap Growth Portfolio		252,851		252,851
Mid-Cap Fundamental Value Portfolio		260,101		260,101
Small Company Value Portfolio		259,062		259,062
Guaranteed Investment Contract			$172,894	172,894
Total	$66,594	$5,213,402	$172,894	$5,452,890

	GIC Portfolio	Fair Value
Balance, beginning of year	$173,652	$173,652
Purchases, sales, issuances and settlements, net	(758)	(758)
Balance, end of year	$172,894	$172,894